Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9. Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Facilities	$12,762	$12,762
Furniture and fixtures	4,617	2,165
Lab equipment	113,963	51,072
Computer equipment and software	10,129	6,204
Leasehold improvements	55,033	40,435
Construction in progress	10,278	42,575
Vehicles	40	—

Total property and equipment	206,822	155,213
Less: Accumulated depreciation	(61,052)	(33,778)

Property and equipment, net	$145,770	$121,435

As of December 31, 2021 and 2020, capital leases totaling $4.1 million and $3.3 million, respectively, were included in lab equipment, with related accumulated depreciation of $2.1 million and $2.4 million, respectively.
Depreciation expense for the years ended December 31, 2021, 2020 and 2019 totaled $26.9 million, $12.6 million and $9.6 million, respectively, inclusive of $0.7 million, $0.7 million and $0.6 million, respectively, related to capital leases.